Income Taxes (Net Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Other assets	¥ 45,680	¥ 53,296
Income taxes: Deferred	351,828	341,360
Net deferred tax liability	¥ 306,148	¥ 288,064